Segment reporting (Tables)	12 Months Ended
Sep. 30, 2019
Segment reporting
Schedule of segment results on a cash earnings basis

The following tables present the segment results on a cash earnings basis for the Group:[1]

			Westpac	Westpac			Net cash
2019			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,942	5,092	1,443	1,860	616	16,953	(46)	16,907
Net fee income	608	464	610	163	(190)	1,655	—	1,655
Net wealth management and insurance income	425	899	—	177	(478)	1,023	6	1,029
Trading income	93	106	695	37	(24)	907	22	929
Other income	15	(5)	(13)	46	74	117	12	129
Net operating income before operating
expenses and impairment charges	9,083	6,556	2,735	2,283	(2)	20,655	(6)	20,649
Operating expenses	(3,817)	(2,805)	(1,284)	(939)	(1,186)	(10,031)	(75)	(10,106)
Impairment (charges)/benefits	(581)	(272)	(46)	10	95	(794)	—	(794)
Profit before income tax	4,685	3,479	1,405	1,354	(1,093)	9,830	(81)	9,749
Income tax expense	(1,397)	(1,048)	(386)	(369)	225	(2,975)	16	(2,959)
Net profit attributable to non-controlling interests	—	—	(5)	—	(1)	(6)	—	(6)
Cash earnings for the year	3,288	2,431	1,014	985	(869)	6,849	(65)	6,784
Net cash earnings adjustments	—	(45)	—	(1)	(19)	(65)
Net profit attributable to owners
of Westpac Banking Corporation	3,288	2,386	1,014	984	(888)	6,784

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated.  However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement.  Both statutory and cash earnings comparatives have been restated. Refer to Note 1 for further detail.

			Westpac	Westpac			Net cash
2018			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,850	5,284	1,442	1,799	812	17,187	(682)	16,505
Net fee income	659	511	610	164	(34)	1,910	514	2,424
Net wealth management and insurance income	549	1,012	212	149	95	2,017	44	2,061
Trading income	96	100	697	51	(18)	926	19	945
Other income	7	17	46	9	46	125	(53)	72
Net operating income before operating
expenses and impairment charges	9,161	6,924	3,007	2,172	901	22,165	(158)	22,007
Operating expenses	(3,774)	(2,651)	(1,449)	(855)	(969)	(9,698)	132	(9,566)
Impairment (charges)/benefits	(486)	(321)	16	(22)	1	(812)	102	(710)
Profit before income tax	4,901	3,952	1,574	1,295	(67)	11,655	76	11,731
Income tax expense	(1,478)	(1,196)	(476)	(361)	(75)	(3,586)	(46)	(3,632)
Net profit attributable to non-controlling interests	—	—	(5)	—	1	(4)	—	(4)
Cash earnings for the year	3,423	2,756	1,093	934	(141)	8,065	30	8,095
Net cash earnings adjustments	(15)	(76)	—	13	108	30
Net profit attributable to owners
of Westpac Banking Corporation	3,408	2,680	1,093	947	(33)	8,095

			Westpac	Westpac			Net cash
2017			Institutional	New	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Total	adjustment	Statement
Net interest income	7,733	4,950	1,354	1,706	712	16,455	(939)	15,516
Net fee income	745	518	628	197	82	2,170	433	2,603
Net wealth management and insurance income	488	951	93	148	130	1,810	(10)	1,800
Trading income	100	100	967	51	—	1,218	(16)	1,202
Other income	18	48	28	14	(31)	77	452	529
Net operating income before operating
expenses and impairment charges	9,084	6,567	3,070	2,116	893	21,730	(80)	21,650
Operating expenses	(3,548)	(2,548)	(1,358)	(890)	(834)	(9,178)	(104)	(9,282)
Impairment (charges)/benefits	(600)	(369)	(79)	51	43	(954)	101	(853)
Profit before income tax	4,936	3,650	1,633	1,277	102	11,598	(83)	11,515
Income tax expense	(1,484)	(1,096)	(463)	(360)	(126)	(3,529)	11	(3,518)
Net profit attributable to non-controlling interests	—	—	(7)	—	—	(7)	—	(7)
Cash earnings for the year	3,452	2,554	1,163	917	(24)	8,062	(72)	7,990
Net cash earnings adjustments	(116)	150	—	(14)	(92)	(72)
Net profit attributable to owners
of Westpac Banking Corporation	3,336	2,704	1,163	903	(116)	7,990

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 for further detail.

Schedule of reconciliation of cash earnings to net profit

$m	2019	2018	2017
Cash earnings for the year	6,849	8,065	8,062
Cash earning adjustments:
Amortisation of intangible assets	—	(17)	(137)
Fair value gain/(loss) on economic hedges	(35)	126	(69)
Ineffective hedges	20	(13)	(16)
Adjustments relating to Pendal	(45)	(73)	171
Treasury shares	(5)	7	(21)
Total cash earnings adjustments	(65)	30	(72)
Net profit attributable to owners of Westpac Banking Corporation	6,784	8,095	7,990

Schedule of geographic segments
	2019		2018		2017
	$m	%	$m	%	$m	%
Revenue
Australia[1]	31,113	84.2	32,595	85.6	32,210	86.2
New Zealand[1]	4,520	12.2	4,381	11.5	4,326	11.6
Other overseas[2]	1,331	3.6	1,097	2.9	830	2.2
Total	36,964	100.0	38,073	100.0	37,366	100.0
Non-current assets[3]
Australia	12,280	93.7	12,271	93.7	12,326	93.8
New Zealand	761	5.8	756	5.8	745	5.7
Other overseas[2]	67	0.5	65	0.5	68	0.5
Total	13,108	100.0	13,092	100.0	13,139	100.0

1.	Comparatives have been restated for consistency.
2.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
3.	Non-current assets represent property and equipment and intangible assets.